UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 17.0%
$165,000	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 1.393%, 4/25/2035[1,2]	$160,412
225,000	ACE Securities Corp. Home Equity Loan Trust Series 2005-WF1 1.093%, 5/25/2035[1,2]	212,521
250,000	Airlie CLO 2006-II Ltd. 1.014%, 12/20/2020[1,2,3]	240,460
250,000	Ally Master Owner Trust 0.836%, 6/17/2019[1,2]	248,876
250,000	American Express Issuance Trust II 1.136%, 8/15/2019[1,2]	250,191
150,000	AmeriCredit Automobile Receivables Trust 2015-1 2.510%, 1/8/2021[1]	150,868
200,000	AmeriCredit Automobile Receivables Trust 2012-5 3.290%, 5/8/2020[1,3]	201,514
100,000	AmeriCredit Automobile Receivables Trust 2013-3 2.380%, 6/10/2019[1]	100,800
10,000	AmeriCredit Automobile Receivables Trust 2014-2 2.180%, 6/8/2020[1]	10,066
201,285	Ascentium Equipment Receivables 2014-1 LLC 1.580%, 10/10/2018[1,3]	201,267
	Ascentium Equipment Receivables 2015-2 LLC
47,759	1.000%, 11/10/2016[1,3]	47,691
125,000	3.440%, 10/12/2021[1,3]	122,473
	Asset Backed Securities Corp. Home Equity Loan Trust Series WMC 2005-HE5
285,000	1.153%, 6/25/2035[1,2]	269,847
250,000	Atrium VII 2.368%, 11/16/2022[1,2,3]	249,995
99,999	Axis Equipment Finance Receivables III LLC 3.410%, 4/20/2020[1,3]	100,446
250,000	Baker Street Funding CLO 2005-1 Ltd. 1.084%, 12/15/2018[1,2,3]	245,612
107,415	Bear Stearns Asset Backed Securities I Trust 2004-BO1 1.183%, 10/25/2034[1,2]	107,141
250,000	Black Diamond CLO 2005-2 Delaware Corp. 1.017%, 1/7/2018[1,2,3]	246,328
250,000	Canyon Capital CLO 2006-1 Ltd. 1.054%, 12/15/2020[1,2,3]	233,022
180,000	CarMax Auto Owner Trust 2014-2 2.080%, 1/15/2020[1]	180,927
72,078	Countrywide Asset-Backed Certificates 2004-10 1.441%, 1/25/2035[1,2]	72,084
75,872	Countrywide Asset-Backed Certificates 2005-11 0.906%, 2/25/2036[1,2]	75,489

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$250,000	CPS Auto Receivables Trust 2014-A 2.400%, 2/18/2020[1,3]	$248,889
100,000	CPS Auto Receivables Trust 2016-A 3.340%, 5/15/2020[1,3]	100,177
250,000	Exeter Automobile Receivables Trust 2013-2 4.350%, 1/15/2019[1,3]	251,201
19,018	Fannie Mae Connecticut Avenue Securities 2.533%, 11/25/2024[1,2]	19,121
26,692	First Franklin Mortgage Loan Trust 2004-FF7 1.433%, 9/25/2034[1,2]	26,791
100,000	First Investors Auto Owner Trust 2015-2 4.220%, 12/15/2021[1,3]	97,423
31,111	Flagship Credit Auto Trust 2014-1 1.210%, 4/15/2019[1,3]	30,970
200,000	Flagship Credit Auto Trust 2016-1 3.910%, 6/15/2022[1,3]	198,425
250,000	Foothill CLO Ltd. 2.068%, 2/22/2021[1,2,3]	245,060
400,000	Ford Credit Auto Owner Trust 2012-D 1.970%, 5/15/2019[1]	400,752
175,763	Foursight Capital Automobile Receivables Trust 2014-1 2.110%, 3/23/2020[1,3]	175,453
220,196	Franklin CLO VI Ltd. 0.850%, 8/9/2019[1,2,3]	214,365
	Freddie Mac Structured Agency Credit Risk Debt Notes
232,796	1.583%, 12/25/2027[1,2]	232,796
239,546	1.783%, 4/25/2028[1,2]	239,935
250,000	GoldenTree Loan Opportunities IV Ltd. 0.918%, 8/18/2022[1,2,3]	240,730
	Goldentree Loan Opportunities VI Ltd.
230,396	1.920%, 4/17/2022[1,2,3]	228,512
250,000	2.970%, 4/17/2022[1,2,3]	249,245
153,253	Home Equity Asset Trust 1.473%, 11/25/2034[1,2]	152,084
140,000	Home Equity Asset Trust 2005-5 1.198%, 11/25/2035[1,2]	133,142
	Home Equity Asset Trust 2005-6
56,048	0.903%, 12/25/2035[1,2]	55,956
160,000	0.923%, 12/25/2035[1,2]	152,641
220,000	Invitation Homes 2014-SFR3 Trust 3.441%, 12/17/2031[2,3]	213,159
250,000	Inwood Park CDO Ltd. 1.324%, 1/20/2021[1,2,3]	232,426
226,025	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE4 1.108%, 7/25/2035[1,2]	225,500

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$150,530	Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 1.183%, 3/25/2035[1,2]	$149,968
100,000	Prestige Auto Receivables Trust 2014-1 2.390%, 5/15/2020[1,3]	98,780
234,693	RAMP Series 2004-RS11 Trust 1.363%, 11/25/2034[1,2]	232,548
275,000	RAMP Series 2005-EFC2 Trust 1.348%, 7/25/2035[1,2]	259,702
402,202	RASC Series 2005-KS8 Trust 0.913%, 8/25/2035[1,2]	376,326
276,431	RASC Series 2005-KS9 Trust 0.893%, 10/25/2035[1,2]	255,929
164,235	Structured Asset Investment Loan Trust 2004-10 1.493%, 11/25/2034[1,2]	163,080
36,406	Structured Asset Investment Loan Trust 2005-1 1.138%, 2/25/2035[1,2,3]	36,380
89,050	Structured Asset Investment Loan Trust 2005-2 1.108%, 3/25/2035[1,2]	88,992
174,259	Structured Asset Investment Loan Trust 2005-6 1.153%, 7/25/2035[1,2]	173,713
104,561	Structured Asset Investment Loan Trust 2005-7 1.153%, 8/25/2035[1,2]	104,472
250,000	Symphony CLO VII Ltd. 2.521%, 7/28/2021[1,2,3]	250,490
300,000	Wasatch Ltd. 0.948%, 11/14/2022[1,2,3]	266,749
45,079	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust 0.813%, 12/25/2035[1,2]	44,893
193,000	Westlake Automobile Receivables Trust 2014-1 2.200%, 2/15/2021[1,3]	190,864

	TOTAL ASSET-BACKED SECURITIES (Cost $10,828,085)	10,785,669

	BANK LOANS – 11.1%
105,605	Activision Blizzard, Inc. 3.250%, 10/11/2020[1,2]	106,216
167,025	Amsurg Corp. 3.500%, 7/8/2021[1,2]	167,365
98,246	Aramark Services, Inc. 3.250%, 2/24/2021[1,2]	98,143
196,491	Ardagh Holdings USA, Inc. 4.000%, 12/17/2019[1,2]	196,614
254,000	Avago Technologies Cayman Finance Ltd. 4.250%, 2/1/2023[1,2,4]	253,091

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$124,500	Calpine Corp. 3.500%, 5/27/2022[1,2]	$123,177
126,000	CCO Safari III LLC 3.250%, 8/24/2021[2]	125,887
89,325	Communications Sales & Leasing, Inc. 5.000%, 10/16/2022[1,2]	86,729
146,486	CSC Holdings LLC 2.933%, 4/17/2020[1,2]	146,596
236,398	DaVita HealthCare Partners, Inc. 3.500%, 6/24/2021[1,2]	237,433
197,004	Dell International LLC 4.000%, 4/29/2020[1,2]	197,109
147,342	DigitalGlobe, Inc. 3.750%, 1/31/2020[1,2]	147,343
43,936	Dollar Tree, Inc. 3.500%, 3/9/2022[1,2]	44,155
192,000	Dynegy, Inc. 3.000%, 4/23/2020[1,2]	189,240
196,646	Emdeon, Inc. 3.750%, 11/2/2018[1,2]	196,056
64,000	Endo Luxembourg Finance I Co. Sarl 3.750%, 6/11/2022[1,2,4]	63,150
9,000	Equinix, Inc. 4.000%, 12/8/2022[1,2]	9,045
144,194	FCA US LLC 3.500%, 5/24/2017[1,2]	144,384
161,457	First Data Corp. 3.687%, 3/24/2018[2]	161,416
15,000	Global Payments, Inc. 3.500%, 3/24/2023[1,2]	15,100
196,491	Grifols Worldwide Operations USA, Inc. 3.439%, 2/27/2021[1,2]	196,690
245,558	Hertz Corp. 3.750%, 3/11/2018[1,2]	245,865
196,500	Hillman Group, Inc. 4.500%, 6/30/2021[1,2]	192,161
236,252	Hilton Worldwide Finance LLC 3.500%, 10/25/2020[1,2]	236,572
57,604	Hudson's Bay Co. 4.750%, 8/4/2022[1,2,4]	57,568
226,000	Intelsat Jackson Holdings S.A. 3.750%, 6/30/2019[1,2,4]	211,350
201,931	JC Penney Corp., Inc. 6.000%, 5/22/2018[1,2]	202,688

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$209,542	Landry's, Inc. 4.000%, 4/24/2018[1,2]	$209,411
200,000	Level 3 Financing, Inc. 4.000%, 1/15/2020[1,2]	200,813
126,000	MGM Resorts International 3.500%, 12/20/2019[1,2]	125,662
48,097	Mohegan Tribal Gaming Authority 5.500%, 6/15/2018[1,2]	46,659
152,804	MPH Acquisition Holdings LLC 3.750%, 3/31/2021[1,2]	151,581
155,000	Neptune Finco Corp. 5.000%, 9/25/2022[1,2]	155,448
189,973	NRG Energy, Inc. 2.750%, 7/1/2018[1,2]	188,418
178,553	NXP B.V. 3.750%, 10/30/2020[1,2,4]	179,180
93,750	Outfront Media Capital LLC 3.000%, 1/31/2021[1,2]	93,516
72,088	Owens-Brockway Glass Container, Inc. 3.500%, 8/5/2022[1,2]	72,313
63,840	PolyOne Corp. 3.750%, 11/6/2022[1,2]	64,060
47,085	Post Holdings, Inc. 3.750%, 6/2/2021[1,2]	47,240
166,574	Realogy Group LLC 3.750%, 3/5/2020[1,2]	166,730
105,786	RPI Finance Trust 3.500%, 12/18/2020[1,2]	106,209
125,675	Sabre GLBL, Inc. 4.000%, 2/19/2019[1,2]	125,912
98,250	SBA Senior Finance II LLC 3.250%, 3/24/2021[1,2]	97,926
111,719	Spectrum Brands, Inc. 2.750%, 6/23/2022[1,2]	112,221
197,712	SUPERVALU, Inc. 4.500%, 3/21/2019[1,2]	193,930
104,192	TransDigm, Inc. 3.750%, 2/28/2020[1,2]	102,973
125,797	Tribune Media Co. 3.750%, 12/27/2020[1,2]	125,535
102,472	United Airlines, Inc. 3.250%, 4/1/2019[1,2]	102,395
	Valeant Pharmaceuticals International, Inc.
55,000	3.750%, 12/11/2019[1,2,4]	52,113
43,560	4.000%, 3/13/2022[1,2,4]	41,291

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$96,000	Western Digital Corp. 6.250%, 3/16/2023[1,2]	$93,810
116,109	Windstream Services LLC 3.500%, 8/8/2019[1,2]	112,699

	TOTAL BANK LOANS (Cost $7,030,209)	7,019,188

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 14.8%
9,000,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 0.106%, 4/14/2033[1,2,3,5]	101,250
	Banc of America Commercial Mortgage Trust 2007-3
200,844	5.543%, 6/10/2049[1,2]	205,761
69,666	5.543%, 6/10/2049[1,2]	71,870
150,000	BBCMS Trust 2014-BXO 3.436%, 8/15/2027[2,3]	146,385
143,731	Bear Stearns Asset Backed Securities Trust 2005-SD1 0.833%, 8/25/2043[1,2]	141,444
125,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 5.258%, 2/13/2042[1,2,3]	127,812
14,485	CD 2006-CD2 Mortgage Trust 5.395%, 1/15/2046[1,2]	14,468
207,315	CD 2006-CD3 Mortgage Trust 5.617%, 10/15/2048[1]	207,850
2,596,590	CFCRE Commercial Mortgage Trust 2016-C3 1.102%, 1/10/2048[1,2,5]	202,760
165,000	Citigroup Commercial Mortgage Trust 2006-C4 6.085%, 3/15/2049[1,2]	164,892
2,861,984	Citigroup Commercial Mortgage Trust 2014-GC23 1.129%, 7/10/2047[1,2,5]	186,596
250,000	COBALT CMBS Commercial Mortgage Trust 2007-C2 5.526%, 4/15/2047[1,2]	257,504
250,000	COMM 2006-C7 Mortgage Trust 5.870%, 6/10/2046[1,2]	250,515
6,700,000	COMM 2012-LC4 Mortgage Trust 0.601%, 12/10/2044[1,2,3,5]	202,789
1,482,583	COMM 2014-CCRE19 Mortgage Trust 1.289%, 8/10/2047[1,2,5]	98,300
100,000	COMM 2015-CCRE23 Mortgage Trust 3.685%, 5/10/2048[1,2,3]	98,869
210,578	Commercial Mortgage Trust 2007-GG9 5.444%, 3/10/2039[1]	214,898
2,000,000	Core Industrial Trust 2015-CALW 0.439%, 2/10/2034[2,3,5]	48,600
100,000	EQTY 2014-INNS Mortgage Trust 2.788%, 5/8/2031[1,2,3]	95,573

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$200,000	Extended Stay America Trust 2013-ESH 3.902%, 12/5/2031[3]	$200,263
	Fannie Mae-Aces
47,106,262	0.093%, 9/25/2019[2,5]	126,622
295,056	2.319%, 1/25/2022[2,5]	27,103
7,458,523	0.426%, 6/25/2024[2,5]	207,436
7,924,846	0.163%, 7/25/2024[2,5]	84,439
166,467	FDIC Guaranteed Notes Trust 2010-C1 2.980%, 12/6/2020[1,3]	169,366
	FHLMC Multifamily Structured Pass-Through Certificates
2,300,000	1.296%, 9/25/2022[1,2,5]	149,943
5,685,408	0.756%, 1/25/2025[1,2,5]	300,531
1,010,000	1.593%, 6/25/2040[1,2,5]	86,805
805,000	1.797%, 8/25/2042[1,2,5]	62,961
1,300,000	2.114%, 8/25/2042[1,2,5]	162,800
1,750,000	1.438%, 2/25/2043[1,2,5]	120,923
900,000	1.636%, 2/25/2043[1,2,5]	94,594
900,000	1.553%, 10/25/2043[1,2,5]	88,130
1,100,000	1.611%, 1/25/2044[1,2,5]	115,228
165,048	Freddie Mac Structured Agency Credit Risk Debt Notes 1.433%, 2/25/2024[1,2]	164,944
27,937,262	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[1,3,5]	116,638
180,000	FREMF 2012-K501 Mortgage Trust 3.361%, 11/25/2046[1,2,3]	180,734
125,000	FREMF 2012-K710 Mortgage Trust 3.822%, 6/25/2047[1,2,3]	125,160
	Government National Mortgage Association
688,881	1.147%, 12/16/2049[1,2,5]	51,229
2,562,855	0.858%, 11/16/2054[1,2,5]	156,557
2,058,251	0.841%, 5/16/2055[1,2,5]	98,518
2,874,406	0.815%, 7/16/2055[1,2,5]	178,529
1,359,444	0.762%, 4/16/2056[1,2,5]	78,210
2,337,639	0.869%, 4/16/2056[1,2,5]	156,743
987,794	0.853%, 7/16/2057[1,2,5]	68,760
63,624	Impac Secured Assets CMN Owner Trust 1.493%, 11/25/2034[1,2]	62,509
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16 5.593%, 5/12/2045[1]	251,385
257,272	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 5.699%, 2/12/2049[1,2]	264,290
225,289	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 1/15/2049[1]	229,905
125,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 4.036%, 6/15/2029[2,3]	116,527

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$192,101	JP Morgan Commercial Mortgage Finance Corp. 8.562%, 8/15/2032[1,2]	$203,616
988,189	JPMBB Commercial Mortgage Securities Trust 2014-C21 1.107%, 8/15/2047[1,2,5]	65,188
3,096,013	KGS-Alpha SBA COOF Trust 2014-3 1.427%, 5/25/2039[1,2,3,5,6,7]	159,638
3,606,546	KGS-Alpha SBA COOF Trust 2015-1 1.340%, 10/25/2035[1,2,3,5,6,7]	154,405
460,507	KGS-Alpha SBA COOF Trust 2015-2 3.062%, 7/25/2041[1,2,3,5,6,7]	64,759
	Morgan Stanley Capital I Trust 2007-IQ16
218,400	6.050%, 12/12/2049[1,2]	227,035
200,000	6.054%, 12/12/2049[1,2]	209,000
1,714,449	Morgan Stanley Capital I Trust 2012-STAR 1.842%, 8/5/2034[2,3,5]	102,143
130,595	Morgan Stanley Reremic Trust 2.000%, 7/27/2049[1,3]	129,616
35,219	RREF 2014-LT6 LLC 2.750%, 9/15/2024[1,3]	35,134
127,526	RREF 2015-LT7 LLC 3.000%, 12/25/2032[1,3]	127,526
60,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 5.818%, 5/15/2046[1,2]	62,508
249,000	WaMu Commercial Mortgage Securities Trust 2007-SL3 5.786%, 3/23/2045[1,2,3]	247,698
2,886,440	Wells Fargo Commercial Mortgage Trust 2015-Lc22 0.930%, 9/15/2058[1,2,5]	176,376
144,617	WFCG Commercial Mortgage Trust 2015-BXRP 3.007%, 11/15/2029[1,2,3]	141,742
3,200,000	WFRBS Commercial Mortgage Trust 2014-C21 0.608%, 8/15/2047[1,2,5]	144,909

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,719,674)	9,387,211

	CORPORATE BONDS – 45.0%
	COMMUNICATIONS – 2.5%
250,000	British Telecommunications PLC 1.625%, 6/28/2016[4]	250,312
150,000	CCO Holdings LLC / CCO Holdings Capital Corp. 7.375%, 6/1/2020[1]	156,094
125,000	CCO Safari II LLC 3.579%, 7/23/2020[1,3]	127,730
250,000	Deutsche Telekom International Finance B.V. 2.250%, 3/6/2017[3,4]	252,210

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$224,000	Sprint Communications, Inc. 9.000%, 11/15/2018[3]	$234,640
150,000	Telefonica Emisiones SAU 3.192%, 4/27/2018[4]	153,891
230,000	Time Warner Cable, Inc. 5.850%, 5/1/2017	239,760
170,000	Verizon Communications, Inc. 2.500%, 9/15/2016	171,309
		1,585,946
	CONSUMER DISCRETIONARY – 5.9%
152,000	Allegiant Travel Co. 5.500%, 7/15/2019	156,180
500,000	ERAC USA Finance LLC 6.200%, 11/1/2016[3]	513,903
	Ford Motor Credit Co. LLC
235,000	4.207%, 4/15/2016	235,209
240,000	4.250%, 2/3/2017	245,355
250,000	3.336%, 3/18/2021	257,261
200,000	General Motors Co. 3.500%, 10/2/2018	204,727
500,000	General Motors Financial Co., Inc. 4.200%, 3/1/2021[1]	516,439
260,000	Hyundai Capital America 1.875%, 8/9/2016[3]	260,477
200,000	Jaguar Land Rover Automotive PLC 4.250%, 11/15/2019[3,4]	205,250
180,000	K Hovnanian Enterprises, Inc. 7.250%, 10/15/2020[1,3]	148,500
350,000	Newell Rubbermaid, Inc. 3.150%, 4/1/2021[1]	359,526
200,000	Royal Caribbean Cruises Ltd. 7.250%, 3/15/2018[4]	215,440
148,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	155,400
250,000	Volkswagen Group of America Finance LLC 1.250%, 5/23/2017[3]	248,254
		3,721,921
	CONSUMER STAPLES – 2.4%
200,000	Constellation Brands, Inc. 7.250%, 5/15/2017	211,500
375,000	CVS Health Corp. 1.900%, 7/20/2018	380,472

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$227,000	Kraft Heinz Food Co. 1.600%, 6/30/2017[3]	$227,731
250,000	Reynolds American, Inc. 2.300%, 6/12/2018	254,992
300,000	SABMiller Holdings, Inc. 1.306%, 8/1/2018[2,3]	298,584
140,000	Walgreens Boots Alliance, Inc. 1.750%, 11/17/2017	140,311
		1,513,590
	ENERGY – 1.5%
250,000	Anadarko Petroleum Corp. 5.950%, 9/15/2016	254,340
50,000	Hilcorp Energy I LP / Hilcorp Finance Co. 7.625%, 4/15/2021[1,3]	47,625
230,000	Kinder Morgan Energy Partners LP 6.000%, 2/1/2017	236,798
200,000	Kinder Morgan Finance Co. LLC 6.000%, 1/15/2018[3]	209,117
100,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	103,500
33,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/1/2021[1]	32,340
75,000	Williams Partners LP / Williams Partners Finance Corp. 7.250%, 2/1/2017	76,863
		960,583
	FINANCIALS – 23.5%
250,000	Abbey National Treasury Services PLC 1.142%, 3/13/2017[2,4]	249,635
240,000	ABN AMRO Bank N.V. 4.250%, 2/2/2017[3,4]	244,994
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.750%, 5/15/2017[4]	199,000
200,000	Ally Financial, Inc. 4.750%, 9/10/2018	203,000
500,000	American Express Credit Corp. 2.800%, 9/19/2016	504,254
215,000	American International Group, Inc. 3.300%, 3/1/2021[1]	219,813
	Bank of America Corp.
470,000	5.700%, 5/2/2017	488,774
250,000	1.700%, 8/25/2017	250,337
335,000	1.482%, 4/1/2019[2]	331,784

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Barclays Bank PLC
$520,000	1.198%, 2/17/2017[2,4]	$519,558
250,000	6.050%, 12/4/2017[3,4]	263,557
490,000	Capital One Financial Corp. 3.150%, 7/15/2016	492,792
250,000	Capital One N.A. 1.768%, 8/17/2018[1,2]	250,674
200,000	CIT Group, Inc. 4.250%, 8/15/2017	203,522
	Citigroup, Inc.
520,000	1.175%, 3/10/2017[2]	519,335
250,000	1.325%, 11/24/2017[2]	248,821
280,000	2.150%, 7/30/2018	281,533
320,000	Citizens Bank N.A. 2.300%, 12/3/2018[1]	321,808
162,000	Crown Castle International Corp. 3.400%, 2/15/2021[1]	164,414
250,000	Discover Bank 2.600%, 11/13/2018[1]	250,627
300,000	Fifth Third Bank 1.128%, 11/18/2016[1,2]	300,451
	Goldman Sachs Group, Inc.
475,000	1.818%, 4/30/2018[2]	477,009
250,000	1.834%, 9/15/2020[1,2]	248,273
500,000	HSBC Bank PLC 1.258%, 5/15/2018[2,3,4]	497,360
500,000	HSBC USA, Inc. 1.700%, 3/5/2018	498,823
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.500%, 3/15/2017[1]	199,000
115,000	International Lease Finance Corp. 8.750%, 3/15/2017	121,141
500,000	JPMorgan Chase & Co. 1.138%, 2/15/2017[2]	500,374
500,000	JPMorgan Chase Bank N.A. 0.962%, 6/13/2016[2]	500,042
367,000	KeyBank N.A. 1.100%, 11/25/2016[1]	367,242
200,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017[1]	198,750
300,000	Liberty Mutual Group, Inc. 6.700%, 8/15/2016[3]	305,816
480,000	Lloyds Bank PLC 4.200%, 3/28/2017[4]	493,267

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$500,000	Mitsubishi UFJ Financial Group, Inc. 2.515%, 3/1/2021[2,4]	$509,995
	Morgan Stanley
250,000	1.899%, 4/25/2018[2]	251,521
510,000	2.125%, 4/25/2018	513,536
90,000	Navient Corp. 8.450%, 6/15/2018	96,413
260,000	Regions Financial Corp. 2.000%, 5/15/2018[1]	258,349
350,000	Santander Bank N.A. 1.551%, 1/12/2018[2]	346,838
490,000	Santander Holdings USA, Inc. 4.625%, 4/19/2016	490,720
500,000	Sumitomo Mitsui Financial Group, Inc. 2.316%, 3/9/2021[2,4]	504,608
200,000	Synchrony Financial 1.849%, 2/3/2020[2]	193,326
	UBS A.G.
250,000	1.258%, 8/14/2019[2,4]	247,886
200,000	7.250%, 2/22/2022[1,2,4]	205,500
292,000	Wachovia Corp. 5.625%, 10/15/2016	299,032
		14,833,504
	GOVERNMENTS – 0.3%
200,000	Mexico Government International Bond 5.625%, 1/15/2017[4]	206,300

	HEALTH CARE – 4.9%
	AbbVie, Inc.
160,000	1.750%, 11/6/2017	160,741
250,000	1.800%, 5/14/2018	251,679
500,000	Actavis Funding SCS 1.887%, 3/12/2020[2,4]	498,203
125,000	Actavis, Inc. 1.875%, 10/1/2017	125,533
260,000	Aetna, Inc. 1.500%, 11/15/2017[1]	260,531
167,000	Becton, Dickinson and Co. 1.084%, 6/15/2016[2]	167,011
260,000	Celgene Corp. 1.900%, 8/15/2017	262,083
250,000	Gilead Sciences, Inc. 3.050%, 12/1/2016	253,398

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$260,000	McKesson Corp. 1.292%, 3/10/2017	$260,473
205,000	Mylan N.V. 3.000%, 12/15/2018[3,4]	207,813
	Tenet Healthcare Corp.
200,000	6.250%, 11/1/2018	213,000
107,000	4.134%, 6/15/2020[1,2,3]	106,198
38,000	6.000%, 10/1/2020	40,470
250,000	Thermo Fisher Scientific, Inc. 2.250%, 8/15/2016	251,365
54,000	WellCare Health Plans, Inc. 5.750%, 11/15/2020[1]	55,890
		3,114,388
	INDUSTRIALS – 1.2%
196,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	210,700
260,000	Pentair Finance S.A. 1.875%, 9/15/2017[4]	259,266
50,000	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 8/1/2020[1,3]	39,500
250,000	Textron, Inc. 4.625%, 9/21/2016	253,740
		763,206
	MATERIALS – 0.8%
250,000	Anglo American Capital PLC 2.625%, 9/27/2017[3,4]	241,250
250,000	Glencore Finance Canada Ltd. 3.600%, 1/15/2017[3,4]	250,217
		491,467
	TECHNOLOGY – 1.2%
250,000	Apple, Inc. 0.920%, 5/6/2019[2]	248,684
250,000	Hewlett Packard Enterprise Co. 2.850%, 10/5/2018[3]	254,198
250,000	McGraw Hill Financial, Inc. 2.500%, 8/15/2018	253,330
		756,212
	UTILITIES – 0.8%
81,000	Calpine Corp. 7.875%, 1/15/2023[1,3]	85,860
200,000	Exelon Corp. 1.550%, 6/9/2017	199,681

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$200,000	NRG Energy, Inc. 7.625%, 1/15/2018	$212,500
		498,041
	TOTAL CORPORATE BONDS (Cost $28,474,279)	28,445,158

	MUNICIPAL BONDS – 0.4%
250,000	State of Illinois 5.365%, 3/1/2017	257,537

	TOTAL MUNICIPAL BONDS (Cost $258,874)	257,537

	U.S. TREASURY SECURITIES – 3.2%
2,000,000	United States Treasury Note 0.875%, 10/15/2018	2,003,124

	TOTAL U.S. TREASURY SECURITIES (Cost $1,981,898)	2,003,124

	TOTAL INVESTMENTS – 91.5% (Cost $58,293,019)	57,897,887
	Other Assets in Excess of Liabilities – 8.5%	5,351,477

	TOTAL NET ASSETS – 100.0%	$63,249,364

LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating, or step rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $13,621,517.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Interest-only security.
[6]	Fair valued under procedures established by the Board of Trustees, represents 0.60% of Net Assets. The total value of these securities is $378,802.
[7]	Illiquid security. The total illiquid securities represent 0.60% of Net Assets.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 23.7%
$250,000	1776 CLO Ltd. 5.120%, 5/8/2020[1,2,3]	$111,503
	American Homes 4 Rent 2015-SFR1
1,649,737	—%, 4/17/2052[2,3,7]	—
250,000	5.885%, 4/17/2052[2]	230,111
250,000	Ascentium Equipment Receivables 2015-1 LLC 5.920%, 6/12/2023[1,2]	249,799
250,000	Ascentium Equipment Receivables 2015-2 LLC 3.440%, 10/12/2021[1,2]	244,946
295,000	Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 0.683%, 5/25/2036[1,3]	240,690
249,997	Axis Equipment Finance Receivables III LLC 6.830%, 3/20/2023[1,2]	251,026
250,000	Baker Street Funding CLO 2005-1 Ltd. 1.084%, 12/15/2018[1,2,3]	245,612
248,820	California Republic Auto Receivables Trust 2015-2 0.000%, 2/15/2022[1,7]	220,902
144,375	California Republic Auto Receivables Trust 2015-3 0.000%, 6/15/2022[1,2,7]	140,044
150,000	California Republic Auto Receivables Trust 2016-1 0.000%, 12/15/2022[1]	150,000
250,000	CarFinance Capital Auto Trust 2015-1 5.490%, 1/18/2022[1,2]	239,310
285,000	Carrington Mortgage Loan Trust Series 2005-NC3 0.913%, 6/25/2035[1,3]	242,106
	Consumer Credit Origination Loan Trust 2015-1
92,874	2.820%, 3/15/2021[1,2]	92,900
250,000	5.210%, 3/15/2021[1,2]	243,617
280,000	CPS Auto Receivables Trust 2013-C 7.320%, 12/15/2020[1,2]	279,224
100,000	CPS Auto Receivables Trust 2014-A 3.290%, 2/18/2020[1,2]	99,257
250,000	CPS Auto Receivables Trust 2015-A 4.000%, 2/16/2021[1,2]	242,055
250,000	Credit Acceptance Auto Loan Trust 2015-1 3.300%, 7/17/2023[1,2]	245,598
235,000	Credit-Based Asset Servicing and Securitization LLC 0.883%, 7/25/2035[1,3]	214,777
250,000	Exeter Automobile Receivables Trust 2015-1 5.830%, 12/15/2021[1,2]	243,180
100,000	Exeter Automobile Receivables Trust 2015-2 5.790%, 5/16/2022[1,2]	96,611
250,000	Fannie Mae Connecticut Avenue Securities 4.733%, 2/25/2025[1,3]	249,873

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$100,000	First Investors Auto Owner Trust 2015-1 3.590%, 1/18/2022[1,2]	$97,323
100,000	First Investors Auto Owner Trust 2015-2 5.590%, 11/15/2022[1,2]	93,671
200,000	Flagship Credit Auto Trust 2014-1 4.830%, 6/15/2020[1,2]	187,757
250,000	Flagship Credit Auto Trust 2015-1 5.990%, 7/15/2022[1,2]	232,126
	Freddie Mac Structured Agency Credit Risk Debt Notes
250,000	4.583%, 1/25/2025[1,3]	251,375
250,000	4.233%, 3/25/2025[1,3]	238,228
250,000	3.683%, 5/25/2025[1,3]	231,428
250,000	3.733%, 10/25/2027[1,3]	237,173
250,000	3.033%, 12/25/2027[1,3]	250,078
250,000	5.133%, 4/25/2028[1,3]	242,662
250,000	10.933%, 5/25/2028[1,3]	235,005
245,000	Home Equity Asset Trust 2005-6 0.953%, 12/25/2035[1,3]	207,587
250,000	Invitation Homes 2014-SFR2 Trust 4.441%, 9/17/2031[2,3]	234,283
220,000	Invitation Homes 2014-SFR3 Trust 3.441%, 12/17/2031[2,3]	213,159
250,000	Navient Private Education Loan Trust 2015-A 3.500%, 12/15/2044[1,2]	216,268
75,000	Navient Student Loan Trust 2015-2 1.933%, 8/25/2050[1,3]	67,091
174,966	New Century Home Equity Loan Trust 2005-2 0.883%, 6/25/2035[1,3]	164,696
175,000	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4 0.873%, 11/25/2035[1,3]	163,412
250,000	Palmer Square CLO 2014-1 Ltd. 4.470%, 10/17/2022[1,2,3]	228,153
250,000	Prestige Auto Receivables Trust 2014-1 2.910%, 7/15/2021[1,2]	242,298
100,000	Prestige Auto Receivables Trust 2015-1 4.670%, 1/17/2022[1,2]	93,252
250,000	RAMP Series 2005-EFC2 Trust 1.393%, 7/25/2035[1,3]	218,503
250,000	RAMP Series 2005-EFC3 Trust 1.073%, 8/25/2035[1,3]	216,847
210,000	RAMP Series 2005-RS3 Trust 0.883%, 3/25/2035[1,3]	198,081
250,000	RAMP Series 2005-RZ3 Trust 0.983%, 9/25/2035[1,3]	209,083

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$250,000	RASC Series 2005-KS9 Trust 0.893%, 10/25/2035[1,3]	$231,459
295,000	Soundview Home Loan Trust 2006-2 0.763%, 3/25/2036[1,3]	265,496
250,000	Springleaf Funding Trust 2015-A 3.620%, 11/15/2024[1,2]	237,476
189,129	Store Master Funding I LLC 4.170%, 4/20/2045[1,2]	174,944
400,000	Structured Asset Investment Loan Trust 2005-7 1.168%, 8/25/2035[1,3]	383,785
2,000	TCF Auto Receivables Owner Trust 0.000%, 3/15/2022[1,2,7]	413,422
200,000	Tidewater Auto Receivables Trust 2014-A 3.570%, 5/15/2021[1,2]	194,014
240,000	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust 1.063%, 11/25/2035[1,3]	212,385
240,000	Westlake Automobile Receivables Trust 2014-1 2.200%, 2/15/2021[1,2]	237,344

	TOTAL ASSET-BACKED SECURITIES (Cost $12,274,043)	11,893,005

	BANK LOANS – 4.4%
87,780	Albertsons LLC 5.500%, 12/21/2022[1,3]	86,353
129,000	Avago Technologies Cayman Finance Ltd. 4.250%, 2/1/2023[1,3,4]	128,538
177,000	BJ's Wholesale Club, Inc. 8.500%, 3/31/2020[1,3]	163,946
169,569	DaVita HealthCare Partners, Inc. 3.500%, 6/24/2021[1,3]	170,311
16,000	Equinix, Inc. 4.000%, 12/8/2022[1,3]	16,080
21,000	Global Payments, Inc. 3.500%, 3/24/2023[1,3]	21,140
145,000	Intelsat Jackson Holdings S.A. 3.750%, 6/30/2019[1,3,4]	135,601
238,785	J. Crew Group, Inc. 4.000%, 3/5/2021[1,3]	187,334
270,062	J.C. Penney Corp., Inc. 6.000%, 5/22/2018[1,3]	271,075
85,200	Keurig Green Mountain, Inc. 5.250%, 1/19/2023[1,3]	85,271
125,000	Level 3 Financing, Inc. 4.000%, 1/15/2020[1,3]	125,508

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$197,196	Mohegan Tribal Gaming Authority 5.500%, 6/15/2018[1,3]	$191,301
178,553	NXP B.V. 3.750%, 10/30/2020[1,3,4]	179,180
111,720	PolyOne Corp. 3.750%, 11/6/2022[1,3]	112,104
232,957	SUPERVALU, Inc. 4.500%, 3/21/2019[1,3]	228,501
90,000	Western Digital Corp. 6.250%, 3/16/2023[1,3]	87,947

	TOTAL BANK LOANS (Cost $2,202,533)	2,190,190

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 17.2%
14,000,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 0.106%, 4/14/2033[1,2,3,5]	157,500
200,000	Banc of America Commercial Mortgage Trust 2007-3 5.543%, 6/10/2049[1,3]	205,797
250,000	BBCMS Trust 2014-BXO 3.436%, 8/15/2027[2,3]	243,975
3,118,576	Citigroup Commercial Mortgage Trust 2014-GC23 1.129%, 7/10/2047[1,3,5]	203,325
1,587,229	Citigroup Commercial Mortgage Trust 2015-GC27 1.442%, 2/10/2048[1,3,5]	146,508
7,000,000	COMM 2012-LC4 Mortgage Trust 0.601%, 12/10/2044[1,2,3,5]	211,869
2,743,276	COMM 2014-CCRE18 Mortgage Trust 1.280%, 7/15/2047[1,3,5]	174,382
250,000	COMM 2015-CCRE23 Mortgage Trust 3.685%, 5/10/2048[1,2,3]	224,051
2,679,479	COMM 2015-LC19 Mortgage Trust 1.230%, 2/10/2048[1,3,5]	217,121
100,000	EQTY 2014-INNS Mortgage Trust 2.788%, 5/8/2031[1,2,3]	95,573
250,000	Fannie Mae Connecticut Avenue Securities 5.333%, 11/25/2024[1,3]	252,135
	FHLMC Multifamily Structured Pass-Through Certificates
200,000	4.172%, 12/25/2030[1,3,5]	72,250
640,000	5.203%, 9/25/2040[1,3,5]	121,749
1,300,000	1.800%, 12/25/2040[1,3,5]	121,412
1,565,000	2.490%, 6/25/2042[1,3,5]	234,490
600,000	1.484%, 1/25/2043[1,3,5]	57,612
1,300,000	1.605%, 1/25/2043[1,3,5]	126,256
1,750,000	1.438%, 2/25/2043[1,3,5]	120,923
1,800,000	1.636%, 2/25/2043[1,3,5]	189,187

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,882,291	1.496%, 4/25/2043[1,3,5]	$183,565
900,000	1.553%, 10/25/2043[1,3,5]	88,130
3,800,000	1.611%, 1/25/2044[1,3]	398,061
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes 4.183%, 9/25/2024[1,3]	231,492
37,249,683	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[1,2,5]	155,517
250,000	FREMF 2012-K710 Mortgage Trust 3.822%, 6/25/2047[1,2,3]	250,320
250,000	FREMF 2013-K30 Mortgage Trust 3.557%, 6/25/2045[1,2,3]	226,456
180,000	FREMF 2013-K33 Mortgage Trust 3.503%, 8/25/2046[1,2,3]	157,699
200,000	FREMF 2015-K43 Mortgage Trust 3.735%, 2/25/2048[1,2,3]	184,776
250,000	FREMF 2015-K45 Mortgage Trust 3.591%, 4/25/2048[1,2,3]	186,871
	Government National Mortgage Association
984,115	1.147%, 12/16/2049[1,3,5]	73,185
790,235	0.853%, 7/16/2057[1,3,5]	55,008
6,300,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 0.499%, 2/15/2046[1,2,3,5]	157,450
1,908,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 0.583%, 4/15/2046[1,3,5]	65,843
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 4.572%, 7/15/2047[1,2,3]	194,845
130,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 4.036%, 6/15/2029[2,3]	121,188
2,980,908	JPMBB Commercial Mortgage Securities Trust 2014-C26 1.179%, 1/15/2048[1,3,5]	188,557
3,606,546	KGS-Alpha SBA COOF Trust 2015-1 1.340%, 10/25/2035[1,2,3,5,7,8]	154,405
460,507	KGS-Alpha SBA COOF Trust 2015-2 3.062%, 7/25/2041[1,2,3,5,7,8]	64,759
305,528	Lehman Brothers Small Balance Commercial 0.953%, 9/25/2030[1,2,3]	233,779
2,474,973	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.416%, 2/15/2048[1,3,5]	210,393
159,407	RREF 2015-LT7 LLC 3.000%, 12/25/2032[1,2]	159,407
150,000	WaMu Commercial Mortgage Securities Trust 2007-SL3 5.786%, 3/23/2045[1,2,3]	149,216
100,000	Wells Fargo Commercial Mortgage Trust 2015-C26 3.586%, 2/15/2048[1,2]	70,508

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$4,800,000	Wells Fargo Commercial Mortgage Trust 2015-C27 0.357%, 2/15/2048[3,5]	$144,826
125,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 4.105%, 5/15/2048[1,3]	93,248
200,000	Wells Fargo Commercial Mortgage Trust 2016-C33 3.123%, 3/15/2059[1,2]	127,146
200,000	Wells Fargo Commercial Mortgage Trust 2016-NXS5 4.883%, 1/15/2059[1,3]	167,803
180,000	WF-RBS Commercial Mortgage Trust 2011-C2 5.602%, 2/15/2044[1,2,3]	185,829
88,377	WFCG Commercial Mortgage Trust 2015-BXRP 3.007%, 11/15/2029[1,2,3]	86,620
6,859,131	WFRBS Commercial Mortgage Trust 2013-C15 0.579%, 8/15/2046[1,3,5]	191,768
95,000	WFRBS Commercial Mortgage Trust 2013-C16 4.981%, 9/15/2046[1,2,3]	87,014
3,101,726	WFRBS Commercial Mortgage Trust 2014-C19 1.270%, 3/15/2047[1,3,5]	194,283
4,500,000	WFRBS Commercial Mortgage Trust 2014-C21 0.608%, 8/15/2047[1,3,5]	203,778

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,061,051)	8,619,860

	CORPORATE BONDS – 45.9%
	COMMUNICATIONS – 7.2%
200,000	Altice Financing S.A. 6.625%, 2/15/2023[1,2,4]	200,500
69,000	Cable One, Inc. 5.750%, 6/15/2022[1,2]	70,035
168,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.625%, 1/31/2022[1]	176,820
188,000	CCOH Safari LLC 5.750%, 2/15/2026[1,2]	194,580
86,000	DISH DBS Corp. 6.750%, 6/1/2021	88,795
123,000	Frontier Communications Corp. 11.000%, 9/15/2025[1,2]	123,615
143,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	159,445
226,000	Liberty Interactive LLC 8.250%, 2/1/2030	231,650
237,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 9.750%, 4/1/2021[1]	257,145

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS(Continued)
$270,000	Millicom International Cellular S.A. 4.750%, 5/22/2020[1,2,4]	$257,175
200,000	Neptune Finco Corp. 6.625%, 10/15/2025[1,2]	216,230
255,000	Qwest Capital Funding, Inc. 7.750%, 2/15/2031	212,925
102,000	Sirius XM Radio, Inc. 6.000%, 7/15/2024[1,2]	107,355
581,000	Sprint Communications, Inc. 9.000%, 11/15/2018[2]	608,597
415,000	T-Mobile USA, Inc. 6.625%, 4/1/2023[1]	436,788
250,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2,4]	243,750
		3,585,405
	CONSUMER DISCRETIONARY – 6.9%
115,000	Allegiant Travel Co. 5.500%, 7/15/2019	118,163
80,000	Carmike Cinemas, Inc. 6.000%, 6/15/2023[1,2]	84,200
95,000	ClubCorp Club Operations, Inc. 8.250%, 12/15/2023[1,2]	90,725
213,000	Ferrellgas LP / Ferrellgas Finance Corp. 6.500%, 5/1/2021[1]	189,037
175,000	Ford Motor Co. 7.450%, 7/16/2031	227,997
80,000	General Motors Co. 6.250%, 10/2/2043	85,443
98,000	Interval Acquisition Corp. 5.625%, 4/15/2023[1,2]	98,245
356,000	K Hovnanian Enterprises, Inc. 7.250%, 10/15/2020[1,2]	293,700
426,000	L Brands, Inc. 7.600%, 7/15/2037	443,040
326,000	Landry's, Inc. 9.375%, 5/1/2020[1,2]	342,300
15,000	LKQ Corp. 4.750%, 5/15/2023[1]	14,588
537,000	Mattamy Group Corp. 6.500%, 11/15/2020[1,2,4]	483,300
94,000	MDC Holdings, Inc. 6.000%, 1/15/2043[1]	71,910

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY(Continued)
$150,000	Metalsa S.A. de C.V. 4.900%, 4/24/2023[4]	$140,955
255,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	267,750
500,000	Volkswagen International Finance N.V. 4.000%, 8/12/2020[2,4]	521,187
		3,472,540
	CONSUMER STAPLES – 1.2%
170,000	Dean Foods Co. 6.500%, 3/15/2023[1,2]	174,887
127,000	JBS USA LLC / JBS USA Finance, Inc. 7.250%, 6/1/2021[1,2]	126,492
229,000	Rite Aid Corp. 6.125%, 4/1/2023[1,2]	242,740
71,000	Wells Enterprises, Inc. 6.750%, 2/1/2020[1,2]	72,953
		617,072
	ENERGY – 2.9%
250,000	Columbia Pipeline Group, Inc. 4.500%, 6/1/2025[1,2]	248,234
91,000	Concho Resources, Inc. 7.000%, 1/15/2021[1]	91,910
150,000	Endeavor Energy Resources LP / EER Finance, Inc. 8.125%, 9/15/2023[1,2]	142,500
179,000	Energy Transfer Equity LP 7.500%, 10/15/2020	172,287
112,000	Gulfport Energy Corp. 7.750%, 11/1/2020[1]	112,000
105,000	Halcon Resources Corp. 8.625%, 2/1/2020[1,2]	74,550
155,000	Hilcorp Energy I LP / Hilcorp Finance Co. 7.625%, 4/15/2021[1,2]	147,638
	PBF Holding Co. LLC / PBF Finance Corp.
172,000	8.250%, 2/15/2020[1]	178,020
141,000	7.000%, 11/15/2023[1,2]	133,774
51,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/1/2021[1]	49,980
260,000	Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 4/1/2020[1]	37,050
83,000	Williams Partners LP / ACMP Finance Corp. 6.125%, 7/15/2022[1]	77,071
		1,465,014

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS – 11.9%
	Ally Financial, Inc.
$81,000	5.750%, 11/20/2025[1]	$79,178
147,000	8.000%, 11/1/2031	167,580
500,000	Capital One N.A./Mclean VA 2.400%, 9/5/2019[1]	498,604
500,000	Citigroup, Inc. 2.500%, 9/26/2018	507,647
250,000	Credit Suisse 1.750%, 1/29/2018[4]	250,444
250,000	Credit Suisse Group Guernsey I Ltd. 7.875%, 2/24/2041[1,3,4]	253,250
500,000	Discover Bank/Greenwood DE 3.100%, 6/4/2020[1]	503,666
500,000	Goldman Sachs Group, Inc. 2.600%, 4/23/2020[1]	504,118
307,000	Harland Clarke Holdings Corp. 6.875%, 3/1/2020[1,2]	273,230
	International Lease Finance Corp.
58,000	8.250%, 12/15/2020	67,679
111,000	8.625%, 1/15/2022	133,478
500,000	JPMorgan Chase & Co. 2.250%, 1/23/2020[1]	503,955
79,000	KCG Holdings, Inc. 6.875%, 3/15/2020[1,2]	67,940
443,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017[1]	440,231
117,000	Liberty Mutual Group, Inc. 10.750%, 6/15/2058[1,2,3]	171,405
405,000	Morgan Stanley 2.650%, 1/27/2020	410,988
247,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 7.875%, 10/1/2020[1]	236,502
180,000	Navient Corp. 8.450%, 6/15/2018	192,825
98,000	Quicken Loans, Inc. 5.750%, 5/1/2025[1,2]	95,060
250,000	Synchrony Financial 4.500%, 7/23/2025[1]	257,146
250,000	UBS A.G. 7.250%, 2/22/2022[1,3,4]	256,875
130,000	Walter Investment Management Corp. 7.875%, 12/15/2021[1]	84,500
		5,956,301

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	GOVERNMENTS – 1.3%
$220,000	Dominican Republic International Bond 7.450%, 4/30/2044[2,4]	$231,000
200,000	Panama Government International Bond 3.750%, 3/16/2025[1,4]	205,500
200,000	Paraguay Government International Bond 5.000%, 4/15/2026[2,4]	201,000
		637,500
	HEALTH CARE – 4.1%
58,000	Alere, Inc. 7.250%, 7/1/2018[1]	60,465
500,000	Becton, Dickinson and Co. 2.675%, 12/15/2019	512,248
	Boston Scientific Corp.
150,000	6.000%, 1/15/2020	169,318
185,000	2.850%, 5/15/2020	187,886
96,000	Centene Escrow Corp. 5.625%, 2/15/2021[1,2]	100,080
430,000	HCA, Inc. 7.500%, 11/15/2095	414,950
98,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.750%, 8/1/2022[1,2,4]	90,282
86,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	91,590
447,000	Valeant Pharmaceuticals International 7.250%, 7/15/2022[1,2]	357,600
78,000	WellCare Health Plans, Inc. 5.750%, 11/15/2020[1]	80,730
		2,065,149
	INDUSTRIALS – 4.1%
72,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	77,400
64,000	CNH Industrial Capital LLC 3.875%, 7/16/2018	63,552
291,000	GenCorp, Inc. 7.125%, 3/15/2021[1]	301,913
617,000	General Electric Co. 5.000%, 12/29/2049[1,3]	635,510
500,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[1,2]	496,425
405,000	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 8/1/2020[1,2]	319,950

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIALS(Continued)
$178,000	TransDigm, Inc. 6.500%, 5/15/2025[1]	$173,995
		2,068,745
	MATERIALS – 2.5%
204,706	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.000%, 11/15/2020[1,2,4]	194,982
200,000	Cemex Finance LLC 9.375%, 10/12/2022[1,2]	220,000
500,000	Glencore Finance Canada Ltd. 2.700%, 10/25/2017[2,4]	490,000
123,000	Sealed Air Corp. 6.875%, 7/15/2033[2]	130,073
100,000	Standard Industries, Inc. 5.500%, 2/15/2023[1,2]	102,250
81,000	Steel Dynamics, Inc. 6.375%, 8/15/2022[1]	83,430
		1,220,735
	TECHNOLOGY – 2.7%
125,000	Dell, Inc. 6.500%, 4/15/2038	102,500
220,000	Hewlett-Packard Co. 6.000%, 9/15/2041	197,864
400,000	j2 Global, Inc. 8.000%, 8/1/2020[1]	417,500
97,000	Micron Technology, Inc. 5.625%, 1/15/2026[1,2]	76,630
186,000	Rackspace Hosting, Inc. 6.500%, 1/15/2024[1,2]	182,280
235,000	Seagate HDD Cayman 5.750%, 12/1/2034[1,4]	166,936
141,000	ViaSat, Inc. 6.875%, 6/15/2020[1]	146,464
66,000	Western Digital Corp. 10.500%, 4/1/2024[1,2]	66,165
		1,356,339
	UTILITIES – 1.1%
121,000	Calpine Corp. 7.875%, 1/15/2023[1,2]	128,260
379,000	NRG Energy, Inc. 6.250%, 7/15/2022[1]	352,470

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES(Continued)
$76,000	NRG Yield Operating LLC 5.375%, 8/15/2024[1]	$70,680
		551,410
	TOTAL CORPORATE BONDS (Cost $23,855,534)	22,996,210

	MUNICIPAL BONDS – 0.9%
250,000	City of Chicago IL 5.432%, 1/1/2042	207,808
250,000	Puerto Rico Electric Power Authority 5.500%, 7/1/2017[6]	256,617

	TOTAL MUNICIPAL BONDS (Cost $461,111)	464,425

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	PUT OPTIONS – 0.1%
	OTC EUR versus USD
450,000	Exercise Price: $1.12, Expiration Date: July 1, 2106	6,585
	S&P 500 Index
1,440	Exercise Price: $1,950.00, Expiration Date: April 16, 2016	2,592
	iShares iBoxx $High Yield Corporate Bond ETF
49,000	Exercise Price: $79.00, Expiration Date: April 16, 2016	6,370
	S&P 500 Index
2,000	Exercise Price: $1,950.00, Expiration Date: May 21, 2016	28,200

	TOTAL PUT OPTIONS (Premiums paid $127,145)	43,747

	TOTAL PURCHASED OPTIONS CONTRACTS (Premiums paid $127,145)	43,747

Principal Amount

	U.S. TREASURY SECURITIES – 1.3%
$630,000	United States Treasury Note 2.250%, 11/15/2025	655,668

	TOTAL U.S. TREASURY SECURITIES (Cost $629,065)	655,668

	TOTAL INVESTMENTS – 93.5% (Cost $48,610,482)	46,863,105

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Value

Other Assets in Excess of Liabilities – 6.5%	$3,230,273

TOTAL NET ASSETS – 100.0%	$50,093,378

SECURITIES SOLD SHORT – 0.0%

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	OTC EUR versus USD
(450,000)	Exercise Price: $1.18, Expiration Date: July 1, 2016	(4,361)

	TOTAL CALL OPTIONS (Premiums received $4,399)	(4,361)

	PUT OPTIONS – 0.0%
	OTC EUR versus USD
(450,000)	Exercise Price: $1.08, Expiration Date: July 1, 2016	(2,662)

	TOTAL PUT OPTIONS (Premiums received $2,635)	(2,662)

	TOTAL WRITTEN OPTIONS CONTRACTS (Premiums received $7,034)	(7,023)

	TOTAL SECURITIES SOLD SHORT (Premiums received $7,034)	$(7,023)

LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $19,530,930.
[3]	Variable, floating, or step rate security.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Interest-only security.
[6]	Security is in default.
[7]	Fair valued under procedures established by the Board of Trustees, represents 1.98% of Net Assets. The total value of these securities is $993,532.
[8]	Illiquid security. The total illiquid securities represent 0.44% of Net Assets.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS
	Pay/(a)
	Receive				Premium	Unrealized
Counterparty/	Fixed	Fixed	Expiration	Notional	Paid	Appreciation/
Reference Entity	Rate	Rate	Date	Amount	(Received)	(Depreciation)
Bank of America
Capital One Financial Corp.	Pay	1.00%	9/20/19	$500,000	$(13,657)	$1,462
Kinder Mogan, Inc.	Receive	1.00	9/20/20	500,000	(19,762)	(20,179)
Kinder Morgan, Inc.	Pay	1.00	9/20/20	500,000	(1,207)	27,012
Barclays
Boston Scientific Corp.	Pay	1.00	6/20/20	120,000	(2,111)	(1,057)
Boston Scientific Corp.	Pay	1.00	3/20/20	90,000	(1,627)	(693)
Boston Scientific Corp.	Pay	1.00	6/20/20	65,000	(1,169)	(547)
Boston Scientific Corp.	Pay	1.00	3/20/20	60,000	(972)	(574)
J.P. Morgan
Lowe's Companies, Inc.	Pay	1.00	12/20/20	750,000	(30,728)	3,243
Wal-Mart Stores, Inc.	Receive	1.00	12/20/20	750,000	26,867	(5,038)
Morgan Stanley
Amgen, Inc.	Pay	1.00	3/20/21	750,000	(18,265)	3,735
GlaxoSmithKline PLC	Receive	1.00	3/20/21	750,000	18,265	2,532
TOTAL CREDIT DEFAULT SWAP CONTRACTS					$(44,366)	$9,896

(a)	If AAM/HIMCO Unconstrained Bond Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If AAM/HIMCO Unconstrained Bond Fund is receiving a fixed rate, AAM/HIMCO Unconstrained Bond Fund acts as guarantor of the variable instrument.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2016	(Depreciation)

10	CBOT 10-Year U.S. Treasury Ultra Bond	June 2016	$1,399,205	$1,407,500	$8,295
4	CBOT U.S. Ultra Bond	June 2016	692,252	690,125	(2,127)
(6)	CBOT 2-Year U.S. Treasury Note	June 2016	(1,311,708)	(1,312,500)	(792)
(80)	CBOT 5-Year U.S. Treasury Note	June 2016	(9,667,394)	(9,693,125)	(25,731)
(30)	CBOT 10-Year U.S. Treasury Note	June 2016	(3,917,562)	(3,911,719)	5,843
(11)	CBOT U.S. Long Bond	June 2016	(1,817,414)	(1,808,812)	8,602
(8)	Eurex 10-Year Euro BUND	June 2016	(1,302,562)	(1,307,111)	(4,549)
TOTAL FUTURES CONTRACTS			$(15,925,183)	$(15,935,642)	$(10,459)

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

		Currency			Unrealized
	Currency	Amount	Value at	Value at	Appreciation
Purchase Contracts	Exchange	Purchased	Settlement Date	March 31, 2016	(Depreciation)
Australian Dollar	AUD per USD	650,000	$497,464	$497,839	$375
Canadian Dollar	CAD per USD	671,197	516,383	516,787	404
			1,013,847	1,014,626	779

		Currency			Unrealized
	Currency	Amount	Value at	Value at	Appreciation
Sale Contracts	Exchange	Sold	Settlement Date	March 31, 2016	(Depreciation)
Australian Dollar	AUD per USD	(650,000)	$(484,300)	$(497,839)	$(13,539)
Canadian Dollar	CAD per USD	(671,220)	(500,000)	(516,805)	(16,805)
			(984,300)	(1,014,644)	(30,344)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$29,547	$(18)	$(29,565)

AUD - Austrailian Dollar
CAD - Canadian Dollar

See accompanying Notes to Schedule of Investments.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Note 1 – Organization
AAM/HIMCO Short Duration Fund (“HIMCO Short Duration” or “HIMCO Short Duration Fund”) and AAM/HIMCO Unconstrained Bond Fund (“HIMCO Unconstrained Bond” or “HIMCO Unconstrained Bond Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The HIMCO Short Duration Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014.

The HIMCO Unconstrained Bond Fund’s primary investment objective is to seek to maximize long-term total return. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. It is expected that Class A and Class C Shares will become available within 12 months of Fund launch. The Fund’s inception date was December 31, 2014, but the Fund commenced investment operations on January 2, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Prior to January 15, 2015, short-term securities with remaining maturities of sixty days or less were valued at amortized cost, which approximates market value. Effective January 15, 2015, the Funds elected to no longer use amortized cost valuation method for those securities.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans
The Funds may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

(d) Options Contracts
The HIMCO Unconstrained Bond Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

(e) Futures Contracts
The HIMCO Unconstrained Bond Fund may enter into futures contracts (including contracts relating to interest rates and financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Fund intends primarily to invest in U.S. Treasury futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Credit Default Swap Contracts
The HIMCO Unconstrained Bond Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(g) Interest Rate Swap Contracts
The HIMCO Unconstrained Bond Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

(h) Swaptions Contracts
The HIMCO Unconstrained Bond Fund may enter into swaptions contracts. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Note 3 – Federal Income Taxes
At March 31, 2016, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	HIMCO Short Duration Fund	HIMCO Unconstrained Bond Fund
Cost of investments	$58,293,019	$48,611,660

Gross unrealized appreciation	$210,925	$373,542
Gross unrealized depreciation	(606,057)	(2,122,097)

Net unrealized depreciation on investments	$(395,132)	$(1,748,555)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2016, in valuing the Funds’ assets carried at fair value:

HIMCO Short Duration Fund	Level 1*	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$10,785,669	$-	$10,785,669
Bank Loans	-	7,019,188	-	7,019,188
Commercial Mortgage-Backed Securities	-	9,008,409	378,802	9,387,211
Corporate Bonds[1]	-	28,445,158	-	28,445,158
Municipal Bonds	-	257,537	-	257,537
U.S. Treasury Securities	-	2,003,124	-	2,003,124
Total Investments	$-	$57,519,085	$378,802	$57,897,887

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 1 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

HIMCO Unconstrained Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$11,118,637	$774,368	$11,893,005
Bank Loans	-	2,190,190	-	2,190,190
Commercial Mortgage-Backed Securities	-	8,400,696	219,164	8,619,860
Corporate Bonds[1]	-	22,996,210	-	22,996,210
Municipal Bonds	-	464,425	-	464,425
Purchased Options Contracts	37,162	6,585	-	43,747
U.S. Treasury Securities	-	655,668	-	655,668
Total	$37,162	$45,832,411	$993,532	$46,863,105

Liabilities
Written Options Contracts	$-	$7,023	$-	$7,023
Total	$-	$7,023	$-	$7,023

Other Financial Instruments*
Credit Default Swap Contracts	$-	$9,896	$-	$9,896
Forward Foreign Currency Exchange Contracts	-	(29,565)	-	(29,565)
Futures Contracts	(10,459)	-	-	(10,459)
Total	$(10,459)	$(19,669)	$-	$(30,128)

[1]
All bonds held in the Fund are Level 2 securities and all preferred stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

*
Other financial instruments are derivative instruments, such as swap contracts, forward contracts and futures contracts. Swap contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the HIMCO Unconstrained Bond Fund from June 30, 2015 to March 31, 2016, represented by recognizing the March 31, 2016 market value of securities:

HIMCO Unconstrained Bond Fund
Transfers into Level 2	$251,026
Transfers out of Level 2	(220,902)
Net transfers in (out) of Level 2	$30,124

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

HIMCO Unconstrained Bond Fund
Transfers into Level 3	$220,902
Transfers out of Level 3	(251,026)
Net transfers in (out) of Level 3	$(30,124)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	HIMCO Short Duration Fund	HIMCO Unconstrained Bond Fund
Balance as of June 30, 2015	$407,939	$1,028,794
Transfers into Level 3 during the period	-	220,902
Transfers out of Level 3 during the period	-	(251,026)
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	(28,479)	(107)
Net purchases	66,205	210,577
Net sales	-	-
Principal paydown	(66,863)	(215,608)
Balance as of March 31, 2016	$378,802	$993,532

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016:

	Fair Value March 31, 2016	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
HIMCO Short Duration Fund - Commercial Mortgage-Backed Securities	$378,802	Broker Quote	Single Broker Quote	Increase
HIMCO Unconstrained Bond Fund - Asset-Backed Securities	774,368	Broker Quote/Cost	Single Broker Quote/Market Assessment	Increase
HIMCO Unconstrained Bond Fund - Commercial Mortgage-Backed Security	219,164	Broker Quote	Single Broker Quote	Increase

[1]
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/27/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/27/2016